                                                    ----------------------------
                                                             OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                      UNITED STATES                 Expires:   February 28, 1997
           SECURITIES AND EXCHANGE COMMISSION       Estimated average burden
                 WASHINGTON, D.C. 20549             hours per response.... 24.60
                                                    ----------------------------
                                                             SEC USE ONLY
                        FORM 13F                    ----------------------------

                                                    ----------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended December 31, 2002.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: / /

CATALYST INVESTMENT MANAGEMENT CO., LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

909 MONTGOMERY STREET, SUITE 600           SAN FRANCISCO       CA         94133
--------------------------------------------------------------------------------
Business Address       (Street)              (City)          (State)       (Zip)


PAUL W. JONES                 415-677-1520        MANAGER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


------------------------------ATTENTION-----------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 30th day of January, 2003.


                                       CATALYST INVESTMENT MANAGEMENT CO., LLC
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                              /s/ Paul Jones
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                 13F File No.:   Name:                                 13F File No.:
------------------------------------  -------------   ------------------------------------  -------------
1.                                                    6.
------------------------------------  -------------   ------------------------------------  -------------
2.                                                    7.
------------------------------------  -------------   ------------------------------------  -------------
3.                                                    8.
------------------------------------  -------------   ------------------------------------  -------------
4.                                                    9.
------------------------------------  -------------   ------------------------------------  -------------
5.                                                    10.
------------------------------------  -------------   ------------------------------------  -------------

                                                                 SEC 1685 (5/91)
               Copyright (C) 1992. NRS Systems, Inc. (Portions of Software Only)

Conifer Securities, LLC
FORM 13F
CIMCO
31-Dec-02

                                                                                                    Voting Authority
                                                                                                    ----------------
                                    Title                  Value    Shares/   Sh/  Put/   Invstmt   Other
Name of Issuer                    of class     CUSIP      (x$1000)  Prn Amt   Prn  Call   Dscretn   Managers  Sole     Shared  None
--------------                    --------     -----      --------  -------   ---  ----   -------   --------  ----     ------  ----
ADMIRALTY BANCORP INC CL B          COM      007231103        376     14500    SH         Defined                      14500
ADOBE SYSTEMS INC                   COM      00724F101        883     35615    SH         Defined                      35615
AMERICAN FINANCIAL HOLDINGS IN      COM      026075101       1074     35958    SH         Defined                      35958
AMERICAN WATER WORKS INC            COM      030411102       1060     23315    SH         Defined                      23315
AMERPATH INC                        COM      03071D109        914     42500    SH         Defined                      42500
AOL TIME WARNER INC                 COM      02364J104       1159     88483    SH         Defined                      88483
APPLE COMPUTER                      COM      037833100       1619    112955    SH         Defined                     112955
AT&T CORP WIRELESS GROUP            COM      001957406       1086    192283    SH         Defined                     192283
BAXTER INTL INC CONTINGENT PAY      COM      071813109          0     25000    SH         Defined                      25000
BAY VIEW CAPITAL CORP               COM      07262L101       3112    541132    SH         Defined                     541132
CANADIAN LIFE FIN'L                 COM      135113108       1786     70000    SH         Defined                      70000
CASUAL MALE RETAIL GROUP            COM      148711104        556    143586    SH         Defined                     143586
COLLINS & AIKMAN CORP NEW           COM      194830204        489    109783    SH         Defined                     109783
COLUMBIA BANKING SYSTEMS INC.       COM      197236102        544     43178    SH         Defined                      43178
COMCAST CORP NEW SPL CL A           COM      20030N200        791     35000    SH         Defined                      35000
COMMUNITY HEALTH SYS INC            COM      203668108       1156     56140    SH         Defined                      56140
CONSOL ENERGY INC                   COM      20854p109        994     57543    SH         Defined                      57543
COORSTEK INC                        COM      217020106        809     31659    SH         Defined                      31659
COSINE COMMUNICATIONS INC.          COM      221222102         60     10000    SH         Defined                      10000
DADE BEHRING HLDGS INC              COM      23342J206        672     43095    SH         Defined                      43095
DIANON SYSTEMS INC                  COM      252826102        716     15000    SH         Defined                      15000
DREYERS GRAND ICE CREAM INC         COM      261878102       1458     20547    SH         Defined                      20547
EBENX INC                           COM      278668108        357     75000    SH         Defined                      75000
ELECTRONIC DATA SYS CORP            COM      285661104       1725     93592    SH         Defined                      93592
EMC CORP                            COM      268648102        393     64048    SH         Defined                      64048
EMCOR GROUP INC.                    COM      29084Q100       2936     55393    SH         Defined                      55393
ENPRO IND INC                       COM      20355X107        162     40457    SH         Defined                      40457
EQUITABLE RESOURCES INC             COM      294549100       1482     42299    SH         Defined                      42299
FAIRCHILD SEMICONDUCTOR INTL C      COM                       962     89864    SH         Defined                      89864
FINGER LAKES BANCORP INC            COM      31787C107        441     22230    SH         Defined                      22230
FIRST NIAGRA FIN'L GROUP INC        COM      33582U100       1872     71662    SH         Defined                      71662
FLEMING COS INC                     COM      339130106        350     53307    SH         Defined                      53307
FLEXTRONICS INTL                    COM      Y2573F102       1014    123866    SH         Defined                     123866
FORDING INC                         COM      345426100       1505     71800    SH         Defined                      71800
GENERAL DYNAMICS CORP               COM      369550108       1849     23300    SH         Defined                      23300
GENERAL MOTORS CLASS H              COM      370442832        214     20000    SH         Defined                      20000
GENESCO INC                         COM      371532102       1130     60667    SH         Defined                      60667
HALLIBURTON COMPANY                 COM      406216101       3962    211780    SH         Defined                     211780
HEALTH MANAGEMENT ASSOC.            COM      421933102       1902    106282    SH         Defined                     106282
HELMERICH & PAYNE                   COM      423452101        740     26531    SH         Defined                      26531
HISPANIC BROADCASTING CORP          COM      43357B104        524     25500    SH         Defined                      25500
HOLLYWOOD CASINO CORP               COM      436132203        670     54561    SH         Defined                      54561
HOOVER'S INC                        COM      439321100        284     40000    SH         Defined                      40000
HOUSEHOLD INTERNATIONAL             COM      441815107       1947     70000    SH         Defined                      70000
INTERTRUST TECHNOLOGIES             COM      46113Q109        211     50000    SH         Defined                      50000
KERR MCGEE CORP                     COM      492386107       2003     45212    SH         Defined                      45212
LIBERTY MEDIA CORP 'A'              COM      530718105        804     89959    SH         Defined                      89959
LIMITED INC                         COM      532716107        139     10000    SH         Defined                      10000
MASSEY ENERGY CO                    COM      576206106        429     44149    SH         Defined                      44149
MCGRAW HILL COMPANIES INC           COM      580645109       2097     34696    SH         Defined                      34696
MCKESSON HBOC                       COM      58155Q103        630     23300    SH         Defined                      23300
MERIDIAN MEDICAL TECHNOLOGY         COM      589658103        897     20200    SH         Defined                      20200
METROPOLITAN FIN'L CORP             COM      59189N108         88     18200    SH         Defined                      18200
MICROSOFT CORP.                     COM      594918104       1030     19922    SH         Defined                      19922
MOORE CORP LTD                      COM      615785102        425     46653    SH         Defined                      46653
NAT'L SEMICONDUCTOR                 COM      637640103        593     39526    SH         Defined                      39526
NCS HEALTHCARE INC                  COM      628874109        538    100000    SH         Defined                     100000
NETWORK ASSOC INC                   COM      640938106       1457     90568    SH         Defined                      90568
NEWSCORP PFD                        COM      652487802        679     30000    SH         Defined                      30000
NEXTWAVE TELECOM                    COM      65332M103        177     76896    SH         Defined                      76896
NORTHROP GRUMMAN CORP               COM      666807102       4011     41346    SH         Defined                      41346
OSMONICS INC                        COM      688350107        593     35000    SH         Defined                      35000
PANAMERICAN BEVERAGES INC           COM      P74823108        413     20000    SH         Defined                      20000
PFIZER,INC.                         COM      717081103       3634    118866    SH         Defined                     118866
PHARMACIA CORP                      COM      71713U102       6599    157862    SH         Defined                     157862
PIONEER NATIONAL RESOURCES          COM      723787107        761     30129    SH         Defined                      30129

                                                                                                    Voting Authority
                                                                                                    ----------------
                                    Title                  Value    Shares/   Sh/  Put/   Invstmt   Other
Name of Issuer                    of class     CUSIP      (x$1000)  Prn Amt   Prn  Call   Dscretn   Managers  Sole     Shared  None
--------------                    --------     -----      --------  -------   ---  ----   -------   --------  ----     ------  ----
PLAYTEX PRODUCTS INC                COM      72813P100        450     47500    SH         Defined                      47500
PNC BANCORP                         COM      693475105       3680     87836    SH         Defined                      87836
PRECISE SOFTWARE SOLUTIONS          COM                       825     50000    SH         Defined                      50000
PRICE COMMUNICATIONS                COM      741437305        200     14480    SH         Defined                      14480
PRIME GROUP REALTY TRUST            COM      74158J103        101     22000    SH         Defined                      22000
QUANTA SERVICES INC                 COM      74762E102        422    120454    SH         Defined                     120454
QUINTILES TRANSNATIONAL CORP.       COM      748767100        605     50000    SH         Defined                      50000
RATIONAL SOFTWARE CORP              COM      75409P202       2078    200000    SH         Defined                     200000
RIBAPHARM INC                       COM      762537108        327     50000    SH         Defined                      50000
SEARS,ROEBUCK AND CO.               COM      812387108       1830     76399    SH         Defined                      76399
SGS THOMPSON MICROELECTRONICS       COM      861012102        446     22843    SH         Defined                      22843
SPRINT INC.                         COM      852061100        948     65469    SH         Defined                      65469
TENET HEALTHCARE CORP               COM      88033G100       1317     80305    SH         Defined                      80305
TRAVELERS PROPERTY CASUALTY CO      COM      89420G406        366     25000    SH         Defined                      25000
TRIAD HOSPITAL INC                  COM      89579K109       1104     37018    SH         Defined                      37018
ULTRA PETROLEUM CORP                COM      903191409       1062    107232    SH         Defined                     107232
UNIT CORP                           COM      909218109        669     36040    SH         Defined                      36040
USAI NETWORKS INC                   COM      902984103       2206     96259    SH         Defined                      96259
VERITAS SOFTWARE CO.                COM      923436109        343     21959    SH         Defined                      21959
XTO ENERGY INC.                     COM      98385X106       2244     90835    SH         Defined                      90835
REPORT SUMMARY                               86 DATA RECC   97170              0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
